Accounting policies (Policies)	6 Months Ended
Dec. 31, 2018
Accounting policies
Taxes on income	Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.
New and amended standards adopted by the Group

New and amended standards adopted by the Group

The Group adopted IFRS 9 ‘Financial instruments’ and IFRS 15 ‘Revenue from contracts with customers’ with effect from 1 July 2018. Information on the implementation of new accounting standards is included in the Group’s Annual Report on Form 20-F for the year ended 30 June 2018 — note 2 “Summary of significant accounting policies — Changes in accounting policy and disclosures”.

The implementation of IFRS 9 did not have a material impact on the Group’s financial statements as at 1 July 2018.

The implementation of IFRS 15 did have a material impact on the Group’s financial statements as at 1 July 2018 and consequently prior year amounts have been restated. Further details can be found in note 34 to the interim consolidated financial statements.

New and amended standards and interpretations issued but not yet adopted

New and amended standards and interpretations issued but not yet adopted

The following new standards, amendments to standards and interpretations are not yet effective and have not been applied in preparing these interim consolidated financial statements. Adoption may affect the recognition, measurement and disclosures in the Group’s financial statements in the future. The adoption of these standards, amendments and interpretations is not expected to have a material impact on the consolidated financial statements of the Group, except as set out below.

•	IFRS 16, “Leases”

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The Group will adopt IFRS 16 from 1 July 2019. IFRS 16 introduces a single lease accounting model, requiring a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. The lessee is required to recognize a right-of-use asset representing the right to use the underlying asset, and a lease liability representing the obligation to pay lease payments. Thus, leases classified as operating leases with lease payments recorded in the consolidated income statement under the existing accounting policy will be included in the consolidated balance sheet.

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The Group has elected to apply the ‘simplified approach’ on initial adoption of IFRS 16, consequently comparative information will not be restated. The Group has also elected to apply the following transitional practical expedients:

•	lease liabilities will be measured at the present value of the remaining lease payments, discounted using the Group’s incremental borrowing rate as at 1 July 2019;

•	right-of-use assets will be measured at an amount equal to the lease liability.

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The new treatment of leases will result in an increase in non-current assets and financial liabilities as these leases are capitalised as well as increasing underlying EBITDA, offset by an increase in depreciation and an increase in finance charges. This will result in a higher operating profit. The depreciation charge is constant over the lease period, but finance charges decrease as the remaining lease liability decreases, resulting in a net reduction in profit before tax in the early part of a lease arrangement but a positive profit impact towards the end of the contract in contrast to the typical straight-line treatment of existing operating lease expenses.

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Based on existing operating lease commitments as at 31 December 2018, the Group expects to recognise right-of-use assets of approximately £4.8 million on 1 July 2019 and lease liabilities of a similar amount. The Group expects that profit before tax for the year ending 30 June 2020 will decrease by approximately £0.1 million as a result of adopting the new standard. Adjusted EBITDA and operating profit are expected to increase by approximately £1.4 million. Operating cash flows will increase and financing cash flows decrease by £1.3 million as repayment of the principal portion of the lease liabilities will be classified as cash flows from financing activities.

•	The Group’s activities as a lessor are not expected to be materially impacted by the new standard.

There are no other IFRSs or IFRS IC interpretations that are not yet effective that would be expected to have a material impact on the Group.